PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Other receivable(1)	$ 108,129	$ 167,748
Prepaid expenses and other	67,827	55,639
Prepaid expenses and other assets	$ 175,956	$ 223,387